DERIVATIVE LIABILITIES (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Expected volatility	227.20%	228.80%
Average risk free interest rate	1.76%	2.16%
Dividend yield	0.00%	0.00%
Derivative Liabilities
Expected volatility		226.00%
Dividend yield	0.00%	0.00%
Derivative Liabilities | Minimum [Member]
Expected life (in years)	3 years 1 month 6 days	4 years 1 month 6 days
Expected volatility	188.00%
Average risk free interest rate	0.86%	1.15%
Derivative Liabilities | Maximum [Member]
Expected life (in years)	4 years	5 years
Expected volatility	230.00%
Average risk free interest rate	1.47%	1.54%